Trade and other current payables (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other current payables [abstract]
Disclosure of detailed information about trade and other payables [Text Block]
Trade and other payables are detailed as follows:

	As of December 31, 2020		As of December 31, 2019
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Suppliers	256,222,794	-	248,608,507	-
Notes payable	2,074,300	19,875	2,081,089	26,550
Trade an other current payables	258,297,094	19,875	250,689,596	26,550
Withholdings payable	66,223,983	-	55,965,962	-
Trade accounts payable withholdings	66,223,983	-	55,965,962	-
Total	324,521,077	19,875	306,655,558	26,550